Acquisition (Holmdel Pharmaceuticals, LP) (Details Narrative) (InnoPran XL [Member], USD $)	0 Months Ended
	Dec. 31, 2012	Dec. 20, 2012
InnoPran XL [Member]
Business Acquisition [Line Items]
Purchase price		$ 12,975,549
Acquisition expenses	$ 1,352,158